PARNASSUS INCOME FUNDS

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

Parnassus Income Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon

Parnassus Income Funds

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: September 30, 2015

ITEM 1.  SCHEDULE OF INVESTMENTS.

PARNASSUS CORE EQUITY FUND

Portfolio of Investments as of September 30, 2015 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value ($)

	Chemicals
2,075,303	Compass Minerals International Inc. Ω		162,641,496
2,858,089	Praxair Inc.		291,124,946
		4.0%	453,766,442

	Computers
2,750,000	Apple Inc.	2.7%	303,325,000

	Consulting Services
2,153,000	Accenture plc, Class A	1.9%	211,553,780

	Cosmetics & Personal Care
5,444,500	Procter & Gamble Co.	3.5%	391,677,330

	Financial Services
9,978,431	Charles Schwab Corp.		284,983,989
2,750,000	MasterCard Inc., Class A		247,830,000
7,229,633	PayPal Holdings Inc. θ		224,407,808
		6.7%	757,221,797

	Food Products
2,500,000	McCormick & Co.		205,450,000
10,709,214	Mondelez International Inc., Class A		448,394,790
3,265,000	PepsiCo Inc.		307,889,500
7,864,354	Sysco Corp.		306,473,875
		11.2%	1,268,208,165

	Health Care Products
1,600,397	Perrigo Co. plc	2.2%	251,694,436

	Home Products
1,220,000	WD-40 Co. Ω	1.0%	108,665,400

	Industrial Manufacturing
6,105,878	Danaher Corp.		520,281,864
6,500,003	Pentair plc		331,760,153
9,945,000	Xylem Inc. Ω		326,693,250
		10.5%	1,178,735,267

	Insurance
3,460,000	Verisk Analytics Inc. θ	2.3%	255,728,600

	Internet
8,415,633	eBay Inc. θ		205,678,071
225,000	Google Inc., Class A θ		143,633,250
480,572	Google Inc., Class C θ		292,389,616
		5.7%	641,700,937

	Machinery
1,692,272	Deere & Co.	1.1%	125,228,128

	Medical Equipment
4,800,000	Patterson Companies Inc.	1.8%	207,600,000

	Natural Gas
11,500,000	MDU Resources Group Inc. Ω		197,800,000
2,325,000	Northwest Natural Gas Co. Ω		106,578,000
		2.8%	304,378,000

	Oil & Gas
8,000,000	National Oilwell Varco Inc.	2.7%	301,200,000

	Pharmaceuticals
1,165,400	Allergan plc θ		316,767,374
3,500,000	Gilead Sciences Inc.		343,665,000
2,450,000	Novartis AG (ADR)		225,204,000
		7.9%	885,636,374

	Real Estate Investment Trusts
10,543,000	Iron Mountain Inc.	2.9%	327,043,860

	Retail
3,205,979	CVS Health Corp.	2.8%	309,312,854

	Semiconductor Capital Equipment
16,200,000	Applied Materials Inc.	2.1%	237,978,000

	Semiconductors
12,500,000	Intel Corp.	3.4%	376,750,000

	Services
7,475,805	Thomson Reuters Corp.	2.7%	300,975,909

	Telecommunications Equipment
8,962,852	Motorola Solutions Inc. λ	5.5%	612,879,820

	Telecommunications Provider
12,028,340	Shaw Communications Inc., Class B	2.1%	233,349,796

	Transportation
3,808,270	United Parcel Service Inc., Class B	3.3%	375,838,166

	Utility & Power Distribution
700,270	AGL Resources Inc.		42,744,483
10,435,608	Questar Corp. Ω		202,555,151
		2.2%	245,299,634

	Waste Management
4,400,000	Waste Management Inc.	2.0%	219,164,000

	Total investment in equities
	(cost $9,281,898,326)	97.0%	10,884,911,695

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Certificates of Deposit α
250,000	Community Bank of the Bay 0.30%, matures 07/15/2016		242,021
250,000	Community Trust Credit Union 0.55%, matures 10/15/2015		249,617
250,000	Urban Partnership Bank 0.30%, matures 09/24/2016		240,164
		0.0%	731,802

	Certificates of Deposit Account Registry Service α
500,000	CDARS agreement with Community Bank of the Bay,
	dated 10/16/2014, matures 10/15/2015, 0.15%
	Participating depository institutions:
	BB&T, par 241,000;
	Park Bank, par 241,000;
	United Community Bank, par 18,000;
	(cost $494,177)		499,232
500,000	CDARS agreement with Community Bank of the Bay,
	dated 01/22/2015, matures 01/21/2016, 0.15%
	Participating depository institutions:
	Banco Popular de Puerto Rico - IBC, par 243,500;
	TriState Capital Bank, par 13,000;
	Wester Alliance Bank, par 243,500;
	(cost $488,792)		493,847
500,000	CDARS agreement with Community Bank of the Bay,
	dated 02/05/2015, matures 02/04/2016, 0.15%
	Participating depository institutions:
	Alpine Bank, par 18,000;
	Banco Popular North America, par 241,000;
	Santander Bank, N.A., par 241,000;
	(cost $488,022)		493,078
500,000	CDARS agreement with Community Bank of the Bay,
	dated 04/09/2015, matures 04/07/2016, 0.20%
	Participating depository institutions:
	First Foundation Bank, par 243,500;
	Pulaski Bank, par 228,420;
	The PrivateBank and Trust Company, par 28,080;
	(cost $484,561)		489,616
		0.0%	1,975,773

	Community Development Loans α
100,000	Boston Community Loan Fund 1.00%, matures 04/15/2016		96,770
1,000,000	CEI Investment Notes Inc. 1.00%, matures 07/01/2016		955,082
7,500,000	MicroVest Plus, LP Note 2.25%, matures 04/15/2016		7,257,787
200,000	New Hampshire Community Loan Fund 1.00%, matures 07/15/2016		190,399
200,000	Root Capital Loan Fund 1.25%, matures 01/25/2016		196,187
100,000	Vermont Community Loan Fund 0.85%, matures 04/15/2016		96,770
		0.1%	8,792,995

	Time Deposits
382,045,754	BBH Cash Management Service
	Anz, London 0.03%, due 10/01/2015		178,274,745
	JPM Chase, New York 0.03%, due 10/01/2015		53,250,644
	Wells Fargo, Grand Cayman 0.03%, due 10/01/2015		150,520,365
		3.4%	382,045,754

	Securities Purchased with Cash Collateral from Securities Lending

	Registered Investment Companies
31,324,640	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.04%	0.3%	31,324,640

	Total short-term securities
	(cost $424,870,964)	3.8%	424,870,964

	Total securities
	(cost $9,706,769,290)	100.8%	11,309,782,659

	Payable upon return of securities loaned	(0.3%)	(31,324,640)

	Other assets and liabilities - net	(0.5%)	(56,137,046)

	Total net assets	100.0%	11,222,320,973

Ω	Fund ownership consists of 5% or more of the shares outstanding of the Affiliated Issuer, as defined under the Investment Securities Act of 1940.

θ	This security is non-income producing.

λ	This security, or partial position of this security, was on loan at September 30, 2015. The total value of the securities on loan at September 30, 2015 was $30,709,985.

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc Public Limited Company

ADR American Depository Receipt

The portfolio of investments as of September 30, 2015 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2015, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Core Equity Fund

Cost of long-term investments	$9,281,977,930
Unrealized appreciation	$1,975,345,083
Unrealized depreciation	(372,411,318)

Net unrealized appreciation	$1,602,933,765

The Parnassus Core Equity Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2015, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:
Consumer Discretionary	$534,325,705	$-	$-	$534,325,705
Consumer Staples	2,077,863,750	-	-	2,077,863,750
Energy	301,200,000	-	-	301,200,000
Financials	612,027,849	-	-	612,027,849
Health Care	1,344,930,810	-	-	1,344,930,810
Industrials	2,154,694,162	-	-	2,154,694,162
Information Technology	2,856,425,345	-	-	2,856,425,345
Materials	453,766,442	-	-	453,766,442
Utilities	549,677,632	-	-	549,677,632
Short-Term Investments	413,370,394	-	11,500,570	424,870,964
Total	$11,298,282,089	$-	$11,500,570	$11,309,782,659

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of September 30, 2015:

Certificates of Deposit & Community Development Loans
Balance as of December 31, 2014	$11,636,635
Discounts/premiums amortization	(136,065)
Purchases	11,100,000
Sales	(11,100,000)
Balance as of September 30, 2015	$11,500,570

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2015	Valuation Technique	Unobservable Input	(Weighted Average)

Certificates of Deposit	$2,707,575	Liquidity Discount	Discount for Lack of Marketability	4%
Community Development Loans	$8,792,995	Liquidity Discount	Discount for Lack of Marketability	6%
			Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the nine-month period ended September 30, 2015, the Fund below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other funds in the Trust may also have held voting shares of the issuers at levels below 5%.

A summary of transactions in the securities of issuers affiliated with the Fund for the nine-month period ended September 30, 2015 is set forth below:

	January 1, 2014
Name of Company:	Beginning shares	Shares purchased	Shares sold	Ending shares	Market Value	Dividend Income
Compass Minerals International Inc.	1,941,000	134,303	-	2,075,303	$162,641,496	$3,931,820
MDU Resources Group	9,000,000	2,500,000	-	11,500,000	197,800,000	4,927,500
Northwest Natural Gas Co.	2,300,000	25,000	-	2,325,000	106,578,000	3,208,500
Questar Corp.	8,743,343	1,692,265	-	10,435,608	202,555,151	5,709,355
WD-40 Co.	1,220,000	-	-	1,220,000	108,665,400	1,390,800
Xylem Inc.	7,500,000	2,445,000	-	9,945,000	326,693,250	3,730,404
Total Affiliates					$1,104,933,297	$22,898,379

PARNASSUS FIXED INCOME FUND

Portfolio of Investments as of September 30, 2015 (unaudited)

Principal Amount ($)	Commercial Mortgage-Backed Securities	Percent of Net Assets	Market Value ($)

	Commercial Mortgage-Backed Securities
986,086	DBUBS Mortgage Trust Series 2011-LC2A, Class A2, 3.39%, due 07/10/2044		996,889
907,982	FHLMC Multifamily Structured Pass Through Certificates K-029, Class A1, 2.84%, due 10/25/2022		948,867
1,500,000	JP Morgan Mortgage Trust Series 2011-C4, Class A3, 4.11%, due 07/15/2046		1,583,007
1,000,000	JP Morgan Mortgage Trust Series 2011-C4, Class A4, 4.39%, due 07/15/2046		1,093,539
1,000,000	JP Morgan Mortgage Trust Series 2013-C13, Class A2, 2.67%, due 01/15/2046		1,027,793
373,099	Morgan Stanley Capital Trust Series 2011-C1, Class A2, 3.88%, due 09/15/2047		374,547
1,000,000	UBS-Barclays Mortgage Trust Series 2012-C2, Class A3, 3.06%, due 05/10/2063		1,034,660

	Total investment in commercial mortgage-backed securities
	(cost $6,998,967)	3.8%	7,059,302

Principal Amount ($)	Convertible Bonds	Percent of Net Assets	Market Value ($)

	Biotechnology
550,000	Exelixis Inc. 4.25%, due 08/15/2019	0.4%	663,781

	Semiconductors
1,250,000	Intel Corp. 2.95%, due 12/15/2035		1,517,969
1,000,000	Microchip Technology Inc. 1.63%, due 02/15/2025		956,875
		1.3%	2,474,844

	Total investment in convertible bonds
	(cost $2,988,502)	1.7%	3,138,625

Principal Amount ($)	Corporate Bonds	Percent of Net Assets	Market Value ($)

	Air Transportation
1,397,882	Southwest Air 07-1 Trust 6.15%, due 08/01/2022	0.8%	1,565,628

	Apparel
3,000,000	Hanesbrands Inc. 6.38%, due 12/15/2020	1.7%	3,105,000

	Computers
1,000,000	Apple Inc. 4.38%, due 05/13/2045	0.5%	990,019

	Cosmetics & Personal Care
2,000,000	Procter & Gamble Co. 2.30%, due 02/06/2022	1.1%	2,005,666

	Data Processing
2,000,000	Fiserv Inc. 3.13%, due 10/01/2015	1.1%	2,000,000

	Equipment Leasing
1,500,000	United Rentals North America Inc. 6.13%, due 06/15/2023	0.8%	1,495,313

	Financial Services
3,300,000	Discover Financial Services 5.20%, due 04/27/2022		3,520,499
2,000,000	Wells Fargo & Co. 4.10%, due 06/03/2026		2,018,200
		3.0%	5,538,699

	Food Products
2,000,000	PepsiCo Inc. 2.75%, due 04/30/2025	1.0%	1,937,866

	Health Care Products
2,000,000	Perrigo Finance plc 3.90%, due 12/15/2024	1.1%	1,969,806

	Health Care Services
2,100,000	Cardinal Health Inc. 1.90%, due 06/15/2017	1.1%	2,116,019

	Industrial Manufacturing
4,050,000	Pentair Finance SA 3.15%, due 09/15/2022	2.1%	3,829,008

	Medical Equipment
3,700,000	Agilent Technologies Inc. 3.20%, due 10/01/2022	2.0%	3,686,366

	Networking Products
2,000,000	Cisco Systems Inc. 5.50%, due 02/22/2016	1.1%	2,038,436

	Oil & Gas
2,570,000	Cameron International Corp. 3.60%, due 04/30/2022	1.4%	2,590,175

	Pharmaceuticals
2,000,000	Gilead Sciences Inc. 3.70%, due 04/01/2024	1.1%	2,046,532

	Real Estate Investment Trusts
2,000,000	Regency Centers LP 3.75%, due 06/15/2024	1.1%	2,001,146

	Retail
3,000,000	Costco Wholesale Corp. 2.25%, due 02/15/2022		2,971,890
2,000,000	CVS Health Corp. 3.38%, due 08/12/2024		2,009,618
1,100,000	CVS Health Corp. 6.25%, due 06/01/2027		1,317,735
1,000,000	CVS Health Corp. 5.13%, due 07/20/2045		1,074,953
3,500,000	Nordstrom Inc. 4.00%, due 10/15/2021		3,738,189
2,500,000	Starbucks Corp. 3.85%, due 10/01/2023		2,652,305
		7.4%	13,764,690

	Semiconductor Capital Equipment
2,000,000	Applied Materials Inc. 2.65%, due 06/15/2016	1.1%	2,027,550

	Services
1,500,000	Ecolab Inc. 4.35%, due 12/08/2021	0.9%	1,623,186

	Software
1,000,000	Autodesk Inc. 3.60%, due 12/15/2022		999,248
2,200,000	Autodesk Inc. 4.38%, due 06/15/2025		2,206,002
		1.7%	3,205,250

	Telecommunications Equipment
2,000,000	Corning Inc. 3.70%, due 11/15/2023		2,088,630
3,000,000	Juniper Networks Inc. 4.50%, due 03/15/2024		3,021,741
3,500,000	Motorola Solutions Inc. 3.75%, due 05/15/2022		3,259,242
		4.4%	8,369,613

	Transportation
2,000,000	Burlington Northern Santa Fe Corp. 3.85%, due 09/01/2023		2,076,080
1,060,000	Burlington Northern Santa Fe Corp. 6.15%, due 05/01/2037		1,271,321
1,000,000	Burlington Northern Santa Fe Corp. 4.90%, due 04/01/2044		1,037,503
3,000,000	FedEx Corp. 2.70%, due 04/15/2023		2,888,481
		3.8%	7,273,385

	Waste Management
2,000,000	Waste Management Inc. 3.50%, due 05/15/2024	1.1%	2,028,920

	Total investment in corporate bonds
	(cost $77,415,376)	41.4%	77,208,273

Principal Amount ($)	Federal Agency Mortgage-Backed Securities	Percent of Net Assets	Market Value ($)

	Federal Agency Mortgage-Backed Securities
617,113	Fannie Mae Pool 931739 4.00%, due 08/01/2024		650,662
697,639	Fannie Mae Pool AD5108 3.50%, due 12/01/2025		738,342
627,199	Fannie Mae Pool AH0973 4.00%, due 12/01/2025		668,843
1,327,511	Fannie Mae Pool AV0971 3.50%, due 08/01/2026		1,404,624
892,901	Fannie Mae Pool AX1326 3.50%, due 09/01/2029		943,489
821,575	Fannie Mae Pool MA0695 4.00%, due 04/01/2031		885,472
692,435	Fannie Mae Pool MA0844 4.50%, due 08/01/2031		758,327
859,630	Fannie Mae Pool MA1607 3.00%, due 10/01/2033		893,159
1,458,850	Fannie Mae Pool MA2177 4.00%, due 02/01/2035		1,572,043
1,290,821	Fannie Mae Pool 926115 4.50%, due 04/01/2039		1,402,491
834,675	Fannie Mae Pool 931065 4.50%, due 05/01/2039		912,654
1,108,280	Fannie Mae Pool AD4296 5.00%, due 04/01/2040		1,225,235
1,347,140	Fannie Mae Pool AH7196 4.50%, due 03/01/2041		1,465,215
1,483,521	Fannie Mae Pool AH6275 4.50%, due 04/01/2041		1,612,143
845,451	Fannie Mae Pool AL0215 4.50%, due 04/01/2041		919,404
1,457,592	Fannie Mae Pool AL0393 4.50%, due 06/01/2041		1,597,456
1,144,626	Fannie Mae Pool AI8483 4.50%, due 07/01/2041		1,244,355
705,721	Fannie Mae Pool AJ4994 4.50%, due 11/01/2041		767,571
894,353	Fannie Mae Pool AK3103 4.00%, due 02/01/2042		960,054
1,339,792	Fannie Mae Pool AQ2925 3.50%, due 01/01/2043		1,401,235
907,917	Fannie Mae Pool AS0576 5.00%, due 09/01/2043		1,000,010
895,771	Fannie Mae Pool AS1130 4.50%, due 11/01/2043		972,375
1,082,256	Fannie Mae Pool AS1587 4.50%, due 01/01/2044		1,175,099
1,467,508	Fannie Mae Pool AS4455 3.50%, due 02/01/2045		1,532,821
704,387	Freddie Mac Pool E02746 3.50%, due 11/01/2025		744,824
625,905	Freddie Mac Pool G14820 3.50%, due 12/01/2026		661,871
758,860	Freddie Mac Pool G14809 3.00%, due 07/01/2028		791,433
1,078,683	Freddie Mac Pool V60523 3.00%, due 04/01/2029		1,127,383
811,049	Freddie Mac Pool G30672 3.50%, due 07/01/2033		858,354
1,595,463	Freddie Mac Pool C91754 4.50%, due 02/01/2034		1,740,001
860,878	Freddie Mac Pool C91762 4.50%, due 04/01/2034		938,526
974,574	Freddie Mac Pool C91764 3.50%, due 05/01/2034		1,029,306
759,164	Freddie Mac Pool G05514 5.00%, due 06/01/2039		839,609
1,474,949	Freddie Mac Pool A90225 4.00%, due 12/01/2039		1,573,526
1,680,498	Freddie Mac Pool A93451 4.50%, due 08/01/2040		1,825,589
731,410	Freddie Mac Pool G07426 4.00%, due 06/01/2043		780,178
1,444,540	Freddie Mac Pool Q22416 4.00%, due 10/01/2043		1,541,116
871,403	Ginnie Mae II Pool MA2522 4.00%, due 01/20/2045		928,457

	Total investment in federal agency mortgage-backed securities
	(cost $41,730,162)	22.5%	42,083,252

Principal Amount ($)	Supranational Bonds	Percent of Net Assets	Market Value ($)

	Supranational Bonds
2,000,000	European Bank for Reconstruction & Development 1.63%, due 04/10/2018		2,022,390
5,000,000	International Finance Corp. 0.50%, due 05/16/2016		5,001,040

	Total investment in supranational bonds
	(cost $7,014,538)	3.8%	7,023,430

Principal Amount ($)	U.S. Government Treasury Bonds	Percent of Net Assets	Market Value ($)

	U.S. Government Treasury Bonds
4,000,000	U.S. Treasury 0.38%, due 11/15/2015		4,001,016
2,000,000	U.S. Treasury 1.75%, due 05/31/2016		2,019,974
3,000,000	U.S. Treasury 1.50%, due 07/31/2016		3,028,593
3,000,000	U.S. Treasury 0.50%, due 09/30/2016		3,003,009
3,000,000	U.S. Treasury 0.63%, due 06/30/2017		3,001,719
4,000,000	U.S. Treasury 0.88%, due 11/15/2017		4,014,168
2,000,000	U.S. Treasury 1.75%, due 05/15/2023		1,982,968
4,000,000	U.S. Treasury 2.75%, due 11/15/2023		4,258,644
2,000,000	U.S. Treasury 2.75%, due 02/15/2024		2,125,624
4,000,000	U.S. Treasury 2.50%, due 05/15/2024		4,166,564
4,000,000	U.S. Treasury 2.25%, due 11/15/2024		4,074,792
1,000,000	U.S. Treasury 2.00%, due 02/15/2025		996,094
2,000,000	U.S. Treasury 2.13%, due 05/15/2025		2,012,032
1,139,180	U.S. Treasury (TIPS) 1.75%, due 01/15/2028		1,259,195

	Total investment in U.S. government treasury bonds
	(cost $39,157,962)	21.3%	39,944,392

	Total investment in long-term securities
	(cost $175,305,507)	94.5%	176,457,274

Principal Amount ($)	Short-Term Securities	Percent of Net Assets	Market Value ($)

	Community Development Loans α
2,500,000	MicroVest Plus, LP Note 2.25%, matures 10/15/2015	1.4%	2,494,247

	Time Deposits
6,964,261	BBH Cash Management Service
	BBH, Grand Cayman 0.03%, due 10/01/2015	3.7%	6,964,261

	Total short-term securities
	(cost $9,458,508)	5.1%	9,458,508

	Total securities
	(cost $184,764,015)	99.6%	185,915,782

	Other assets and liabilities - net	0.4%	754,432

	Total net assets	100.0%	186,670,214

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.

plc Public Limited Company

LP Limited Partnership

TIPS Treasury Inflation Protected Security

The portfolio of investments as of September 30, 2015 has not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund, portfolio holdings and other significant accounting policies, please see the Fund's most recent prospectus and annual report.

Income Taxes:

At September 30, 2015, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Parnassus
Fixed Income Fund

Cost of long-term investments	$175,305,507
Unrealized appreciation	$2,272,561
Unrealized depreciation	(1,120,794)

Net unrealized appreciation	$1,151,767

The Parnassus Fixed Income Fund follows Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosure, which defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Fund's portfolio of investments. These inputs are summarized in three levels: Level 1 - unadjusted quoted prices in active markets for identical investments, Level 2 - other significant observable inputs (including quoted prices for similar investments) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The following table summarizes the portfolio's financial assets as of September 30, 2015, that is valued at fair value on a recurring basis:

Investment Securities	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$-	$7,059,302	$-	$7,059,302
Convertible Bonds	-	3,138,625	-	3,138,625
Corporate Bonds	-	77,208,273	-	77,208,273
Federal Agency Mortgage-Backed Securities	-	42,083,252	-	42,083,252
Supranational Bonds	-	7,023,430	-	7,023,430
U.S. Government Treasury Bonds	-	39,944,392	-	39,944,392
Short-Term Investments	6,964,261	-	2,494,247	9,458,508
Total	$6,964,261	$176,457,274	$2,494,247	$185,915,782

The following table reconciles the valuation of the Fund's Level 3 investment securities and related transactions as of September 30, 2015:

Community Development Loans
Balance as of December 31, 2014	$2,382,055
Discounts/premiums amortization	112,192
Purchases	-
Sales	-
Balance as of September 30, 2015	$2,494,247

Quantitative information about Level 3 fair value measurements:

	Fair Value at			Range
	September 30, 2015	Valuation Technique	Unobservable Input	(Weighted Average)

Community Development Loans	$2,494,247	Liquidity Discount	Discount for Lack of Marketability	6%
			Probability of Default	6%

The significant unobservable inputs used in fair value measurement of the Fund’s Certificates of Deposit are a discount for lack of marketability. The significant unobservable inputs used in the fair value measurement of the Fund’s Community Development Loans are a discount for lack of marketability and a discount for the probability of default. Significant increases in any of these inputs in isolation would result in a lower fair value measurement. Generally, a change in the assumption used for probability of default should be accompanied by a directionally-similar change in the assumption used for the lack of marketability.

In accordance with procedures established by the Fund's Trustees, all fair value securities as submitted by the Fund's treasurer, are reviewed and approved by the Trustees. The Fund’s valuation committee is comprised of Independent Trustees who also comprise the Fund's audit committee. The committee reviews the methodologies used by the Fund when securities have been identified as being fair valued and include the percentages used when determining liquidity discounts or discounts to be taken for lack of marketability. The Trustees review the changes in fair value measurement and methods used to substantiate the unobservable inputs on a quarterly basis.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 5, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 5, 2015

By:	/s/ Marc C. Mahon
Marc C. Mahon Principal Financial Officer

Date:	November 5, 2015